INCOME TAXES (Details) - Schedule of Deferred Tax Assets and Liabilities - USD ($)	6 Months Ended	12 Months Ended		15 Months Ended
	Nov. 30, 2021	May 31, 2021	May 31, 2020	Nov. 30, 2021
Schedule of Deferred Tax Assets and Liabilities [Abstract]
Federal Statutory Rate	8.30%	21.00%	21.00%	2.50%
Net operating loss carryforward		$ 1,566,016	$ 2,538,429
Other deferred tax assets		(1,566,016)	(2,538,429)
Net deferred tax liability		$ 0	$ 0